DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2022
DEFERRED TAX
Schedule of movements in deferred tax assets and deferred tax liabilities

				Unrealized
	Provision for	Accrued		profit at
	impairment	expenses	Tax losses	consolidation	Others	Total
As of December 31, 2020	510,518	109,585	470,379	226,086	230,579	1,547,147
Business combination under common control	124,234	13,550	108,619	225,264	64,619	536,286
As of January 1, 2021	634,752	123,135	578,998	451,350	295,198	2,083,433

Credit/(charged) to profit or loss	444,530	(90,856)	(244,843)	75,936	(47,187)	137,580

As of December 31, 2021	1,079,282	32,279	334,155	527,286	248,011	2,221,013

As of December 31, 2021	695,988	23,673	243,610	293,650	188,642	1,445,563
Business combination under common control	383,294	8,606	90,545	233,636	59,369	775,450
As of January 1, 2022	1,079,282	32,279	334,155	527,286	248,011	2,221,013

Credit/(charged) to profit or loss	118,494	(8,612)	(141,929)	(6,955)	88,440	49,438

As of December 31, 2022	1,197,776	23,667	192,226	520,331	336,451	2,270,451

11      DEFERRED TAX (CONTINUED)

Movements in deferred tax liabilities:

					Fair value
		Fair value		Depreciation and	adjustments arising
	Interest	changes of	Withholding	amortization	from acquisition
	capitalization	financial assets	Tax	and others	of subsidiaries	Total
As of December 31, 2020	25,840	8,900	—	37,107	1,431,152	1,502,999
Business combination under common control	—	—	—	79,384	23,695	103,079
As of January 1, 2021	25,840	8,900	—	116,491	1,454,847	1,606,078
Charged to other comprehensive income	—	(5,733)	—	—	—	(5,733)
Credited to profit or loss	(7,915)	(1,325)	—	23,885	(87,145)	(72,500)

As of December 31, 2021	17,925	1,842	—	140,376	1,367,702	1,527,845

As of December 31, 2021	17,925	1,842	—	71,967	1,346,201	1,437,935
Business combination under common control	—	—	—	68,409	21,501	89,910
As of January 1, 2022	17,925	1,842	—	140,376	1,367,702	1,527,845
Charged to other comprehensive income	—	(7,236)	—	—	—	(7,236)
Credited to profit or loss	(2,093)	6,375	204,786	38,338	(103,772)	143,634

As of December 31, 2022	15,832	981	204,786	178,714	1,263,930	1,664,243

Schedule of analysis of the deferred tax balances of the Group for financial reporting purposes

	December 31,	December 31,
	2022	2021

Net deferred tax assets	2,057,900	2,096,459
Net deferred tax liabilities	1,451,692	1,403,291

Schedule of Accumulated Tax Losses And Deductible Temporary Differences

	December 31,	December 31,
	2022	2021

Deductible temporary differences	16,298,974	12,764,306
Accumulated tax losses	7,674,394	7,192,320
	23,973,368	19,956,626

Schedule of the expiry profile of unprovided tax losses

	December 31,	December 31,
	2022	2021

Expiring in
2022	—	765,163
2023	447,159	556,052
2024	1,199,709	1,397,436
2025	2,133,390	2,146,025
2026	1,160,961	1,440,774
2027 and beyond	2,733,175	886,870
	7,674,394	7,192,320